Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net Income	$ 1,672,443	$ 902,531	$ 1,020,761
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	176,243	179,207	195,239
Amortization of right-of-use assets	234,115	134,137	246,010
Loss from disposal of property and equipment	938	4,043
Provision for doubtful accounts	537,018	400,876	136,805
Loss from long-term investments	12,277
Interest income	(49,422)	(50,155)	(68,151)
Deferred tax expense (benefit)	270,090	(36,670)	(333,045)
Changes in operating assets and liabilities:
Accounts receivable	252,307	(132,914)	(1,422,278)
Other receivable	55,174	(95,273)	20,902
Other current assets	14,588	51,982	16,670
Long-term rent deposit		9,173	(80,245)
Deferred revenue	(1,566,977)	(296,570)	2,406,401
Taxes payable	211,911	244,627	359,779
Other payable	(60,289)	76,219	(82,135)
Operating lease liabilities	(196,848)	(140,783)	(251,795)
Accountants payable and accrued expenses	48,932	(175,255)	163,222
Net cash provided by operating activities	1,612,500	1,075,175	2,328,140
Cash flows from investing activities:
Purchase of property and equipment	(37,237)	(34,996)	(74,236)
Proceeds from loans to third parties	2,919	6,856
Payments made for loans to third parties	(29,190)		(28,894)
Payments made for loans to a related party		(1,650,000)	2,458,553
Purchase of ownership of a subsidiary	100,384
Net cash provided by (used in) investing activities	36,876	(1,678,140)	2,355,423
Cash flows from financing activities:
Advances from related parties		(17,657)	11,312
Net cash provided by financing activities		(17,657)	11,312
Effect of exchange (loss) gain on cash	(845,358)	330,052	525,249
Net increase (decrease) in cash	804,018	(290,570)	5,220,124
Cash at beginning of the year	11,763,445	12,054,015	6,833,891
Cash at end of the year	12,567,463	11,763,445	12,054,015
Supplemental cash flow information
Cash paid for income taxes	33,631	13,719	174,056
Non-cash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 478,269	$ 837,146	$ 805,546